Note 5 - Share Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

5.         SHARE BASED COMPENSATION

The following table presents share-based compensation expenses for continuing operations included in the Company’s unaudited condensed consolidated statements of operations:

	Three Months Ended March 31,
	2023	2022

Selling, general and administrative	$55,453	$92,426
Research, development and engineering	15,922	17,271
	$71,375	$109,697

NOTE Q—STOCK OPTIONS

2015 Stock Option Plan

On January 27, 2016, the stockholders approved the 2015 Equity Incentive Plan (the “2015 Plan”). The 2015 Plan initially reserved 187,500 shares of common stock for issuance of options, restricted stock, and other equity based awards to employees, officers, directors, and consultants of the Company. In 2021, the stockholders approved an amendment to the 2015 to increase the shares of common stock authorized for issuance under the 2015 Plan from 187,500 shares to 789,000 shares together with other technical changes. The term of stock options granted under the 2015 Plan, may not exceed ten years, exercise prices may not be below 100-110% of fair market value, and vesting occurs over time periods set forth in written agreements with the recipients. In the event of a change in control, certain stock awards issued under the 2015 Plan may be subject to additional acceleration of vesting as may be provided in the participants’ written agreement. The 2015 Plan expires in December 2025.

Non-Plan Stock Options

Periodically, the Company has granted options outside of the 2015 Plan to various employees and consultants. In the event of change in control, as defined, certain of the non-plan options outstanding vest immediately.

Stock Option Activity

Information summarizing option activity is as follows:

	Number of Options			Weighted average	Weighted average remaining	Aggregate
	2015 Plan	Non Plan	Total	exercise price	life (in years)	intrinsic value

Outstanding, as of December 31, 2020	94,183	133,091	227,274	$17.61	3.87	$0
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(3,291)	—	(3,291)	3.87
Expired	(84)	(11,438)	(11,522)	39.13
Outstanding, as of December 31, 2021	90,808	121,653	212,461	$16.65	3.03	$0
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	(9,465)	(9,465)	17.28
Outstanding, as of December 31, 2022	90,808	112,188	202,996	$16.63	2.14	$0
Vested or expected to vest at December 31, 2022			201,271	$16.72	2.12	$0
Exercisable at December 31, 2022			194,561	$17.12	2.03	$0

The options outstanding and exercisable at December 31, 2022 were in the following exercise price ranges:

			Options Outstanding			Options Exercisable
Range of exercise prices			Number of shares	Weighted average exercise price	Weighted average remaining life (in years)	Number exercisable	Weighted average exercise price
$4.08	-	5.84	25,565	$5.20	4.63	17,130	$5.20
$5.85	-	28.00	177,431	18.27	1.81	177,431	18.27
$4.08	-	28.00	202,996			194,561

The aggregate intrinsic value in the table above represents the total intrinsic value, based on the Company’s closing stock price of $0.59, $2.21, and $3.52 as of December 31, 2022, 2021 and 2020, respectively, which would have been received by the option holders had all option holders exercised their options as of that date. There were no in-the-money options exercisable as of December 31, 2022, 2021 and 2020.

The weighted average fair value of options granted during the years ended December 31, 2022 and 2021 was $0 as no options were granted in either year. The total intrinsic value of options exercised during the years ended December 31, 2022 and 2021 was $0 as no options were exercised in either year. The total fair value of shares vested during the years ended December 31, 2022 and 2021 was $100,668 and $252,874, respectively.

As of December 31, 2022, future forfeiture adjusted compensation cost related to nonvested stock options is $17,630 and will be recognized over an estimated weighted average period of 0.64 years.